EXPLORATION AND EVALUATION ASSET - Disclosure of detailed information about exploration and evaluation expenditures (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [line items]
Exploration and evaluation assets, beginning of period	$ 122,690,820	$ 110,236,198
Claims and maintenance	38,133	23,376
Engineering	918,454	868,331
Exploration and camp support	919,095	437,632
Permitting	17,247,920	9,674,264
Salary and wages	1,859,164	1,289,677
Share-based payments	618,649	161,342
Exploration and evaluation assets, end of period	$ 144,292,235	$ 122,690,820